Capital Stock	12 Months Ended
Feb. 29, 2012
Stockholders' Equity Note [Abstract]
Capital Stock

9.	Capital Stock

Authorized

The Company’s authorized capital is 200,000,000 common shares without par value.

Issued and outstanding

The total issued and outstanding capital stock is 99,593,825 common shares without par value.

Issued and outstanding (continued)

On November 9, 2010 the Company issued 2,473,000 units pursuant to a private placement at a price of US$0.05 per unit for gross proceeds of $126,377 (US$123,650). Each unit consists of one common share and one share purchase warrant, with each warrant entitling the holder to purchase one share at an exercise price of US$0.075 per share for a one year term expiring from date of closing. The Company allocated $84,480 to the common shares and $41,897 to the share purchase warrants based on the relative fair values.

On December 6, 2010 the Company issued 2,770,000 units pursuant to a private placement at a price of US$0.05 per unit for gross proceeds of $141,433 (US$138,500). Each unit consists of one common share and one share purchase warrant, with each warrant entitling the holder to purchase one share at an exercise price of US$0.075 per share for a one year term expiring from the date of closing. The Company allocated $89,835 to the common shares and $51,598 to the share purchase warrants based on the relative fair values.

On January 24, 2012 the Company issued 1,700,000 units pursuant to a private placement at a price of US$0.05 per unit for gross proceeds of $85,000 (US$85,000). Each unit consists of one common share and one share purchase warrant, with each warrant entitling the holder to purchase one share at an exercise price of US$0.10 per share for a one year term expiring from the date of closing. The Company allocated $54,253 to the common shares and $30,747 to the share purchase warrants based on the relative fair values.

Warrants

The following share purchase warrants were outstanding at February 29, 2012:

Expiry date	Exercise price	Number of warrants	Remaining contractual life
	US$		(years)

January 24, 2013	0.10	1,700,000	0.90
		1,700,000	0.90

The following is a summary of the Company’s warrant activities during the year ended February 29, 2012:

	Number of warrants	Weighted average exercise price
		US$

Outstanding and exercisable at February 28, 2011	22,643,000	0.16
Issued	1,700,000	0.10
Expired	(22,643,000)	0.16

Outstanding and exercisable at February 29, 2012	1,700,000	0.10

The weighted average fair value of warrants issued during the year ended February 29, 2012 was $0.017 (2011 - 0.018) per warrant. The fair value of each warrant granted was determined using the Black-Scholes warrant pricing model using the following weighted average assumptions: risk free interest rate of 0.99% (2011 - 1.27%-1.31%), expected life of 1 year (2011 – 1 year), annualized volatility of 226% (2011 - 149%-154%) and expected dividend of 0% (2011 – 0%).

Stock Options

The Company has a stock option plan to issue up to 10% of the issued common shares to certain directors and employees. All options granted under the plan vest upon date of grant and are subject to the following exercise schedule:

i)	Up to 25% of the options may be exercised at any time during the term of the option (the “First Exercise”);

ii)	The second 25% of the options may be exercised at any time after 90 days from the date of the First Exercise (the “Second Exercise”);

iii)	The third 25% of the options may be exercised at any time after 90 days from the date of the Second Exercise (the “Third Exercise”); and

iv)	The fourth and final 25% of the options may be exercised at any time after 90 days from the date of the Third Exercise.

On April 19, 2010 the Company granted to a consultant of the Company 50,000 stock options exercisable into the Company’s common shares at a price of $0.10 per share for five years expiring April 19, 2015.

On April 14, 2011 the Company granted to two directors and an officer of the Company a total of 400,000 stock options exercisable into the Company’s common shares at a price of $0.10 per share for five years expiring April 14, 2016.

During the year ended February 29, 2012, the Company recorded stock-based compensation of $4,508 (2011 - $505) for options vested.

The following stock options were outstanding and exercisable at February 29, 2012:

Expiry date	Exercise price US$	Number of options outstanding	Number of options exercisable	Remaining contractual life (years)
November 7, 2012	0.31	25,000	6,250	0.69
February 21, 2013	0.10	1,525,000	381,250	0.98
April 22, 2014	0.10	75,000	18,750	2.15
April 19, 2015	0.10	50,000	12,500	3.14
April 14, 2016	0.10	400,000	100,000	4.13
		2,075,000	518,750	1.68

Stock Options (continued)

The following is a summary of the Company’s stock option activities during the year ended February 29, 2012:

	Number of options	Weighted average exercise price
		US$

Outstanding at February 28, 2011	3,300,000	0.22
Granted	400,000	0.10
Expired/forfeited	(1,625,000)	0.34

Outstanding at February 29, 2012	2,075,000	0.10

Exercisable at February 29, 2012	518,750	0.10

Weighted average fair value of stock options granted during the period		0.10

The fair value of each option granted was estimated on the date of the grant or modification using the Black-Scholes pricing model with the following assumptions:

	For the Year ended February 29, 2012	For the Year ended February 28, 2011

Risk free interest rate	2.84%	3.02%
Expected life	5 years	5 years
Annualized volatility	138.96%	126.59%
Expected dividends	-	-

Option pricing models require the input of highly subjective assumptions including the expected price volatility. Changes in the subjective input assumptions can materially affect the fair value estimate, and therefore the existing models do not necessarily provide a reliable single measure of the fair value of the Company’s stock options.